STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of option award activity

	Number of Options	Weighted Average Exercise Price	Weight Average remaining Contractual Term (years)
Balance at April 1, 2021	—	—
Granted	40,000	$3.98
Exercised	—	—
Forfeited	—	—
Expired	—	—
Balance at March 31, 2022	40,000	3.98	4.83
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—
Balance at March 31, 2023	40,000	$3.98	2.7
Vested and exercisable at March 31, 2023	40,000	$3.98	2.7

Schedule of key assumptions

Stock Price	$3.98
Exercise Price	$3.98
Term	5 years
Volatility	122.52%
Expected dividend yield (%)	—
Discount Rate (Bond Equivalent Yield)	2.28%

Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of option award activity

	Number of Warrants	Weighted Average Exercise Price	Weight Average remaining Contractual Term (years)
Balance at April 1, 2021	1,939,990	$6.30	4.62
Granted	—		—
Exercised	(366,892)	8.08	4.08
Forfeited	—		—
Expired	—		—
Balance at March 31, 2022	1,573,098	6.64	4.07
Granted	4,796,206	2.00	5.00
Exercised	—		—
Forfeited	—		—
Expired	—	5.00	—
Balance at March 31, 2023	6,369,304	$2.7	4.87
Vested and exercisable at March 31, 2023	6,369,304	$2.7	4.87